INCOME TAX - PRC Tax Administration and Collection Law (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥)
INCOME TAX
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent	3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 100,000
Period of statute of limitations for transfer pricing issues	10 years